Liabilities arising from securities (Details 1)	12 Months Ended
Dec. 31, 2023
Indexers Domestic [Member]
IfrsStatementLineItems [Line Items]
Financial Bills CDI	100% to 108% of CDI
Financial Bills IPCA	100% of IPCA
Financial Bills Pre fixed	Pre fixed: 6.18% to 14.31%
Real estate credit notes - LCI CDI	86% to 105.8% of CDI
Real estate credit notes - LCI CDI pre fixed	Pre fixed: 4.38% of 14%
Real estate credit notes - LCI IPCA	100% of IPCA
Real estate credit notes - LCI IPCA	IPCA 1.5% to 1.7%
Real estate credit notes - LCI TR	TR 100%
Agribusiness credit notes - LCA	64% to 108% of CDI
Agribusiness Credit Notes Lca SELIC	4.83% to 13.72% of SELIC
Secured Real Estate Notes - LIG CDI	80% to 106% of CDI
Secured Real Estate Notes - LIG IPCA	100% of IPCA
Secured Real Estate Notes - LIG Pre-fixados	Pré-fixados 100%
Indexers Abroad [Member]
IfrsStatementLineItems [Line Items]
Eurobonds	0,04% to 13.04%
Eurobonds CDI	CDI+6.4%
Eurobonds CDI 1	CDI+9%